Filed pursuant to Rule 497(e)

File Nos. 333-148624 and 811-22167

ALLIANZ FUNDS MULTI-STRATEGY TRUST

Supplement Dated May 11, 2010

to the Statutory Prospectus for Class A, B, C and R Shares of Allianz Multi-Strategy Funds

Dated April 1, 2010 (as revised April 27, 2010)

Disclosure Related to Allianz Multi-Strategy Funds

Under the “Payments to Financial Firms” subsection within the “Class of Shares – Class A, B, C and R Shares” section in the Prospectus, the third sentence within the fourth paragraph is hereby restated in its entirety as follows:

The level of payments made to a financial firm in any given year will vary and generally will not exceed the sum of (a) 0.10% of such year’s fund sales by that financial firm and (b) 0.06% of the assets attributable to that financial firm invested in series of the Trust and Allianz Funds and 0.03% of the assets invested in series of PIMCO Funds and PIMCO Equity Series.

Disclosure Related to Allianz NFJ Global Dividend Value Fund

Within the Fund Summary relating to the Allianz NFJ Global Dividend Value Fund in the Prospectus, the subsection entitled “Management of the Fund – Portfolio Managers” is hereby restated in its entirety as follows:

R. Burns McKinney, Senior Vice President of NFJ, has managed the Fund since its inception in 2009 and is the Lead Portfolio Manager.

Benno J. Fischer, Managing Director and founding partner of NFJ, has managed the Fund since its inception in 2009.

L. Baxter Hines, Vice President of NFJ, has managed the Fund since 2010.

Thomas W. Oliver, Senior Vice President of NFJ, has managed the Fund since its inception in 2009.

The information relating to the Allianz NFJ Global Dividend Value Fund contained in the table under “Management of the Funds – Sub-Advisers – NFJ” in the Prospectus is hereby restated in its entirety as follows:

Allianz Fund	Portfolio Managers	Since	Recent Professional Experience
NFJ Global Dividend Value Fund	R. Burns McKinney (Lead)	2009 (Inception)	Senior Vice President at NFJ. He has over 13 years’ experience in equity research, financial analysis and investment banking. Prior to joining NFJ in 2006, he was an equity analyst covering the energy sector for Evergreen Investments. Prior to 2001, Mr. McKinney was a Vice President in equity research at Merrill Lynch and an equity analyst at Morgan Stanley. Mr. McKinney began his career as an investment banking analyst at Alex. Brown & Sons in 1996. Mr. McKinney received his BA in Economics from Dartmouth College in 1996 and his MBA from the Wharton School of Business in 2003. He is a CFA charterholder.

Filed pursuant to Rule 497(e)

File Nos. 333-148624 and 811-22167

Allianz Fund	Portfolio Managers	Since	Recent Professional Experience
	Benno J. Fischer	2009 (Inception)	Managing Director and founding partner of NFJ. He has over 44 years’ experience in portfolio management, investment analysis and research. Prior to the formation of NFJ in 1989, he was Chief Investment Officer (institutional and fixed income), Senior Vice President and Senior Portfolio Manager at NationsBank, which he joined in 1971. Prior to joining NationsBank, Mr. Fischer was a securities analyst at Chase Manhattan Bank and Clark, Dodge. He is a CFA charterholder.

	L. Baxter Hines	2010	Vice President and Portfolio Manager at NFJ. He has over 5 years experience in equity research and investment consulting. Prior to joining NFJ in 2008, Mr. Hines attended the University of Texas where he received an MBA from the McCombs School of Business. Before attending business school, Mr. Hines worked as a market data specialist for Reuters. He received his BA in Economics from the University of Virginia in 2001.

	Thomas W. Oliver	2009 (Inception)	Senior Vice President at NFJ. He has over 14 years’ experience in accounting, reporting and financial analysis. Prior to joining NFJ in 2005, he was a manager of corporate reporting at Perot Systems Corporation, which he joined in 1999. Prior to joining Perot Systems Corporation, Mr. Oliver began his career as an auditor with Deloitte & Touche in 1995. He received his BBA and MCA degrees from the University of Texas in 1995 and 2005, respectively. He is a CPA and CFA charterholder.

Disclosure Related to Allianz NACM High Yield Bond Fund

Within the Fund Summary relating to the Allianz NACM High Yield Bond Fund in the Prospectus, the Fund’s broad-based securities market index within the Fund’s “Average Annual Total Returns” table, which reads “Merrill Lynch High Yield Master Index,” is revised to read “Merrill Lynch High Yield Master II Index.” This revision is to correct a typographical error; the Fund’s index is not being changed. Corresponding changes are hereby made within the “Additional Performance Information” section of the Prospectus.

Filed pursuant to Rule 497(e)

File Nos. 333-148624 and 811-22167

ALLIANZ FUNDS MULTI-STRATEGY TRUST

Supplement Dated May 11, 2010

to the Statutory Prospectus for Institutional Class, Class P, Administrative Class and Class D Shares of

Allianz Multi-Strategy Funds

Dated April 1, 2010 (as revised April 27, 2010)

Disclosure Related to Allianz Multi-Strategy Funds

Under the “Payments to Financial Firms” subsection within the “Class of Shares – Institutional Class, Class P, Administrative Class and Class D Shares” section in the Prospectus, the third sentence within the fifth paragraph is hereby restated in its entirety as follows:

The level of payments made to a financial firm in any given year will vary and generally will not exceed the sum of (a) 0.10% of such year’s fund sales by that financial firm and (b) 0.06% of the assets attributable to that financial firm invested in series of the Trust and Allianz Funds and 0.03% of the assets invested in series of PIMCO Funds and PIMCO Equity Series.

Disclosure Related to Allianz NFJ Global Dividend Value Fund

Within the Fund Summary relating to the Allianz NFJ Global Dividend Value Fund in the Prospectus, the subsection entitled “Management of the Fund – Portfolio Managers” is hereby restated in its entirety as follows:

R. Burns McKinney, Senior Vice President of NFJ, has managed the Fund since its inception in 2009 and is the Lead Portfolio Manager.

Benno J. Fischer, Managing Director and founding partner of NFJ, has managed the Fund since its inception in 2009.

L. Baxter Hines, Vice President of NFJ, has managed the Fund since 2010.

Thomas W. Oliver, Senior Vice President of NFJ, has managed the Fund since its inception in 2009.

The information relating to the Allianz NFJ Global Dividend Value Fund contained in the table under “Management of the Funds – Sub-Advisers – NFJ” in the Prospectus is hereby restated in its entirety as follows:

Allianz Fund	Portfolio Managers	Since	Recent Professional Experience
NFJ Global Dividend Value Fund	R. Burns McKinney (Lead)	2009 (Inception)	Senior Vice President at NFJ. He has over 13 years’ experience in equity research, financial analysis and investment banking. Prior to joining NFJ in 2006, he was an equity analyst covering the energy sector for Evergreen Investments. Prior to 2001, Mr. McKinney was a Vice President in equity research at Merrill Lynch and an equity analyst at Morgan Stanley. Mr. McKinney began his career as an investment banking analyst at Alex. Brown & Sons in 1996. Mr. McKinney received his BA in Economics from Dartmouth College in 1996 and his MBA from the Wharton School of Business in 2003. He is a CFA charterholder.

Filed pursuant to Rule 497(e)

File Nos. 333-148624 and 811-22167

Allianz Fund	Portfolio Managers	Since	Recent Professional Experience
	Benno J. Fischer	2009 (Inception)	Managing Director and founding partner of NFJ. He has over 44 years’ experience in portfolio management, investment analysis and research. Prior to the formation of NFJ in 1989, he was Chief Investment Officer (institutional and fixed income), Senior Vice President and Senior Portfolio Manager at NationsBank, which he joined in 1971. Prior to joining NationsBank, Mr. Fischer was a securities analyst at Chase Manhattan Bank and Clark, Dodge. He is a CFA charterholder.

	L. Baxter Hines	2010	Vice President and Portfolio Manager at NFJ. He has over 5 years experience in equity research and investment consulting. Prior to joining NFJ in 2008, Mr. Hines attended the University of Texas where he received an MBA from the McCombs School of Business. Before attending business school, Mr. Hines worked as a market data specialist for Reuters. He received his BA in Economics from the University of Virginia in 2001.

	Thomas W. Oliver	2009 (Inception)	Senior Vice President at NFJ. He has over 14 years’ experience in accounting, reporting and financial analysis. Prior to joining NFJ in 2005, he was a manager of corporate reporting at Perot Systems Corporation, which he joined in 1999. Prior to joining Perot Systems Corporation, Mr. Oliver began his career as an auditor with Deloitte & Touche in 1995. He received his BBA and MCA degrees from the University of Texas in 1995 and 2005, respectively. He is a CPA and CFA charterholder.

Disclosure Related to Allianz NACM Emerging Growth Fund

Within the Fund Summary relating to the Allianz NACM Emerging Growth Fund, the subsection entitled “Management of the Fund – Portfolio Managers” is hereby restated in its entirety as follows:

K. Mathew Axline, CFA, Senior Vice President of Nicholas-Applegate, has managed the Fund since 2010.

Robert S. Marren, Portfolio Manager, has managed the Fund and the Nicholas-Applegate U.S. Emerging Growth Fund, the Fund’s predecessor, since 2007.

John C. McCraw, Portfolio Manager, has managed the Fund and the Nicholas-Applegate U.S. Emerging Growth Fund, the Fund’s predecessor, since such predecessor fund’s inception in 1993.

Filed pursuant to Rule 497(e)

File Nos. 333-148624 and 811-22167

The information relating to the Allianz NACM Emerging Growth Fund contained in the table under “Management of the Funds – Sub-Advisers – NACM” in the Prospectus is hereby restated in its entirety as follows:

Allianz Fund	Portfolio Managers	Since	Recent Professional Experience
NACM Emerging Growth Fund	K. Mathew Axline, CFA	2010	Senior Vice President of Nicholas-Applegate. Mr. Axline joined Nicholas-Applegate in 2004 with research responsibilities for the U.S. Small Cap Growth team. Prior to joining Nicholas-Applegate, he was an associate with Pescadero Ventures, LLC; a business development manager for Icarian, Inc.; and a financial advisor with Merrill Lynch, Pierce, Fenner & Smith. Mr. Axline earned his MBA from Indiana University’s Kelley School of Business and his BS from The Ohio State University. He has 11 years of industry experience.

	Robert S. Marren	2007*	Mr. Marren joined Nicholas-Applegate as a portfolio manager in 2007. Prior to joining Nicholas-Applegate, Mr. Marren was a Director of Research and Portfolio Manager for micro-cap growth strategies for Duncan-Hurst Capital Management. He was also on their Management Committee, and originally joined Duncan-Hurst as a small-cap analyst in 1983. He was previously at Hughes Aircraft Company as an assistant manager, corporate finance, focusing on debt financing and mergers and acquisitions. He was also a research analyst with Security Pacific Merchant Bank; Hambrecht & Quist, Inc.; and a financial analyst and operations planner for VLSI Technology, Inc. Mr. Marren earned his MBA at Duke University, Fuqua School of Business, and his BA at the University of California, San Diego. He is also a Trustee for the UC San Diego Foundation, and currently serves as chair of their Investment Committee. Mr. Marren has 19 years of investment industry experience.

	John C. McCraw	1993*	Mr. McCraw is a Portfolio Manager with Nicholas-Applegate having joined the firm in 1992. Before he joined Nicholas-Applegate, Mr. McCraw was branch manager/loan officer with the Citizens & Southern National Bank. He earned his BA from Flagler College and his MBA from the University of California, Irvine. He has 18 years of investment industry experience.

*	Each noted Portfolio Manager served as portfolio manager of the Fund’s predecessor, which reorganized into the Trust on April 12, 2010.

Disclosure Related to Allianz NACM Micro Cap Fund

Within the Fund Summary relating to the Allianz NACM Micro Cap Fund, the subsection entitled “Management of the Fund – Portfolio Managers” is hereby restated in its entirety as follows:

K. Mathew Axline, CFA, Senior Vice President of Nicholas-Applegate, has managed the Fund since 2010.

Robert S. Marren, Portfolio Manager, has managed the Fund and the Nicholas-Applegate U.S. Micro Cap Fund, the Fund’s predecessor, since 2007.

John C. McCraw, Portfolio Manager, has managed the Fund and the Nicholas-Applegate U.S. Micro Cap Fund, the Fund’s predecessor, since such predecessor fund’s inception in 1995.

Filed pursuant to Rule 497(e)

File Nos. 333-148624 and 811-22167

The information relating to the Allianz NACM Micro Cap Fund contained in the table under “Management of the Funds – Sub-Advisers – NACM” in the Prospectus is hereby restated in its entirety as follows:

Allianz Fund	Portfolio Managers	Since	Recent Professional Experience
NACM Micro Cap Fund	K. Mathew Axline, CFA	2010	See above.

	Robert S. Marren	2007*	See above.

	John C. McCraw	1995* (Inception)	See above.

*	Each noted Portfolio Manager served as portfolio manager of the Fund’s predecessor, which reorganized into the Trust on April 12, 2010.

Disclosure Related to Allianz NACM Small to Mid Cap Growth Fund

Within the Fund Summary relating to the Allianz NACM Small to Mid Cap Growth Fund, the subsection entitled “Management of the Fund – Portfolio Managers” is hereby restated in its entirety as follows:

K. Mathew Axline, CFA, Senior Vice President of Nicholas-Applegate, has managed the Fund since 2010.

Robert S. Marren, Portfolio Manager, has managed the Fund and the Nicholas-Applegate U.S. Small to Mid Cap Growth Fund, the Fund’s predecessor, since 2007.

John C. McCraw, Portfolio Manager, has managed the Fund and the Nicholas-Applegate U.S. Small to Mid Cap Growth Fund, the Fund’s predecessor, since 2007.

The information relating to the Allianz NACM Small to Mid Cap Growth Fund contained in the table under “Management of the Funds – Sub-Advisers – NACM” in the Prospectus is hereby restated in its entirety as follows:

Allianz Fund	Portfolio Managers	Since	Recent Professional Experience
NACM Small to Mid Cap Growth Fund	K. Mathew Axline, CFA	2010	See above.
	Robert S. Marren	2007*	See above.

	John C. McCraw	2007*	See above.

*	Each noted Portfolio Manager served as portfolio manager of the Fund’s predecessor, which reorganized into the Trust on April 12, 2010.

Disclosure Related to Allianz NACM Ultra Micro Cap Fund

Within the Fund Summary relating to the Allianz NACM Ultra Micro Cap Fund, the subsection entitled “Management of the Fund – Portfolio Managers” is hereby restated in its entirety as follows:

K. Mathew Axline, CFA, Senior Vice President of Nicholas-Applegate, has managed the Fund since 2010.

Filed pursuant to Rule 497(e)

File Nos. 333-148624 and 811-22167

Robert S. Marren, Portfolio Manager, has managed the Fund and the Nicholas-Applegate U.S. Ultra Micro Cap Fund, the Fund’s predecessor, since such predecessor fund’s inception in 2008.

John C. McCraw, Portfolio Manager, has managed the Fund and the Nicholas-Applegate U.S. Ultra Micro Cap Fund, the Fund’s predecessor, since such predecessor fund’s inception in 2008.

The information relating to the Allianz NACM Ultra Micro Cap Fund contained in the table under “Management of the Funds – Sub-Advisers – NACM” in the Prospectus is hereby restated in its entirety as follows:

Allianz Fund	Portfolio Managers	Since	Recent Professional Experience
NACM Ultra Micro Fund	K. Mathew Axline, CFA	2010	See above.

	Robert S. Marren	2008* (Inception)	See above.

	John C. McCraw	2008* (Inception)	See above.

*	Each noted Portfolio Manager served as portfolio manager of the Fund’s predecessor, which reorganized into the Trust on April 12, 2010.

Disclosure Related to Allianz NACM High Yield Bond Fund

Within the Fund Summary relating to the Allianz NACM High Yield Bond Fund in the Prospectus, the Fund’s broad-based securities market index within the Fund’s “Average Annual Total Returns” table, which reads “Merrill Lynch High Yield Master Index,” is revised to read “Merrill Lynch High Yield Master II Index.” This revision is to correct a typographical error; the Fund’s index is not being changed. Corresponding changes are hereby made within the “Additional Performance Information” section of the Prospectus.

Filed pursuant to Rule 497(e)

File Nos. 333-148624 and 811-22167

ALLIANZ FUNDS MULTI-STRATEGY TRUST

Supplement Dated May 11, 2010

to the Statement of Additional Information

Dated April 1, 2010 (as revised April 12, 2010)

Disclosure Related to Allianz NFJ Global Dividend Value Fund

The subsection captioned “NFJ” in the section titled “Portfolio Manager Compensation, Other Accounts Managed and Conflicts of Interest” under “Management of the Trust” is revised to indicate that Benno J. Fischer, L. Baxter Hines, R. Burns McKinney and Thomas W. Oliver share primary responsibility for management of the Allianz NFJ Global Dividend Value Fund, with Mr. McKinney serving as Lead portfolio manager.

Information regarding other accounts managed by Messrs. Fischer, McKinney and Oliver, as well as their ownership of securities of the Allianz NFJ Global Dividend Value Fund, is currently provided in the SAI. Mr. Hines’s other accounts managed information and ownership of securities of the Allianz NFJ Global Dividend Value Fund as of March 31, 2010 is provided below.

Other Accounts Managed

Portfolio Manager	Other Pooled Vehicles		Other Accounts		Other Registered Investment Companies
	#	AUM ($ million)	#	AUM ($ million)	#	AUM ($ million)
L. Baxter Hines	1	7.2	42	8,548.0	8	9,250.0

Accounts and Assets for Which Advisory Fee is Based on Performance

Portfolio Manager	Other Pooled Vehicles		Other Accounts		Other Registered Investment Companies
	#	AUM ($ million)	#	AUM ($ million)	#	AUM ($ million)
L. Baxter Hines	0	0	0	0	0	0

Securities Ownership

NFJ Global Dividend Value Fund	Dollar Range of Equity Securities
L. Baxter Hines	None

Disclosure Related to Allianz NACM Emerging Growth Fund, Allianz NACM Micro Cap Fund,

Allianz NACM Small to Mid Cap Growth Fund and Allianz NACM Ultra Micro Cap Fund (the “NACM Funds”)

The subsection captioned “NACM” in the section titled “Portfolio Manager Compensation, Other Accounts Managed and Conflicts of Interest” under “Management of the Trust” is revised to indicate that K. Mathew Axline, Robert S. Marren and John C. McCraw share primary responsibility for management of each of the NACM Funds.

Information regarding other accounts managed by Messrs. Marren and McCraw, as well as their ownership of securities of the NACM Funds, is currently provided in the SAI. Mr. Axline’s other accounts managed information and ownership of securities of the NACM Funds as of March 31, 2010 is provided below.

Filed pursuant to Rule 497(e)

File Nos. 333-148624 and 811-22167

Other Accounts Managed

Portfolio Manager	Other Pooled Vehicles		Other Accounts		Other Registered Investment Companies
	#	AUM ($ million)	#	AUM ($ million)	#	AUM ($ million)
K. Mathew Axline	0	0	15	765.7	0	0

Accounts and Assets for Which Advisory Fee is Based on Performance

Portfolio Manager	Other Pooled Vehicles		Other Accounts		Other Registered Investment Companies
	#	AUM ($ million)	#	AUM ($ million)	#	AUM ($ million)
K. Mathew Axline	0	0	3	198.9	0	0

Securities Ownership

NACM Emerging Growth Fund	Dollar Range of Equity Securities

K. Mathew Axline	$100,001 – $500,000

NACM Micro Cap Fund

K. Mathew Axline	$100,001 – $500,000

NACM Small to Mid Cap Growth Fund

K. Mathew Axline	None

NACM Ultra Micro Cap Fund

K. Mathew Axline	None